Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consists of the following:

	As of September 30,
	2024	2023
Accounts receivable	$13,040,903	$11,014,908
Less: allowance for doubtful accounts	(135,082)	-
Accounts receivable, net	$12,905,821	$11,014,908

Schedule of Allowance for Doubtful Accounts

Allowance for doubtful accounts movement is as follows:

	As of September 30,
	2024	2023
Beginning balance	$-	$-
Reversal of allowance for doubtful accounts	131,581	-
Foreign currency translation adjustments	3,501	-
Ending balance	$135,082	$-